Income taxes - Tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income taxes
Current year	$ (9,592)	$ (27,162)	$ (15,224)
Income tax prior years	(2,080)	(12)	398
Current tax (expense) / benefit	(11,672)	(27,174)	(14,826)
Originating and reversal of temporary differences	21,115	46,894	6,304
Deferred tax (expense) / benefit	21,115	46,894	6,304
Total tax (expense) / benefit	$ 9,443	$ 19,720	$ (8,522)